FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ 62	$ (397)	$ 100	$ 1,383
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	224	567	778	2,413
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(88)	(156)	(422)	(229)
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	144	(46)	227	(30)
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(73)	38	(132)	21
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (145)	$ (800)	$ (351)	$ (792)